NEW ACCOUNTING PRONOUNCEMENTS - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	$ 454
Operating lease liabilities	$ 453
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets		$ 480
Operating lease liabilities		480
Retained Earnings | Accounting Standards Update 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of certain tax effects		65
Accumulated Other Comprehensive Income (Loss) | Accounting Standards Update 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of certain tax effects		$ (65)